Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Translated amount	¥ 6.8717			$ 1
Advance to suppliers	¥ 54,870
Account receivable balance percentage	10.00%	10.00%	10.00%
Net revenue percentage	10.00%	10.00%	10.00%
Late fees related to social security insurance	0.05%
Late fee charge of social insurance (in Yuan Renminbi) | ¥	¥ 9,900,000				¥ 9,500,000	¥ 29,400,000
Statutory income tax rate	25.00%	25.00%	25.00%
Bank (in Yuan Renminbi) | ¥	¥ 500,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant shares (in Shares) | shares	10,750,000			10,750,000
Private Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrant shares (in Shares) | shares	6,000,000			6,000,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization term	48 years 9 months			48 years 9 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization term	50 years			50 years
Singapore [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory income tax rate	17.00%
China [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory income tax rate	25.00%
United States [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Statutory income tax rate	21.00%
State income tax rate	8.25%
Patents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-lived intangible asset, useful life	15 years			15 years
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-lived intangible asset, useful life	10 years			10 years